Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000011217 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000033500 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000199249 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000033501 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000223251 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%	[5],[6]
C000223251 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	5.20%	[5],[6]
C000223251 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	12.20%	[5],[6]
C000223251 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	5.90%	[5],[6]
C000223251 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	4.20%	[5],[6]
C000223251 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	5.50%	[5],[6]
C000223251 [Member] | INDIANA
Holdings [Line Items]
Percent of Total Investments	10.30%	[5],[6]
C000223251 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	15.40%	[5],[6]
C000223251 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.50%	[5],[6]
C000223251 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	6.10%	[5],[6]
C000223251 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Total Investments	4.30%	[5],[6]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	The Fund invests as a feeder fund in the Portfolio and owns a pro rata interest in the Portfolio’s net assets. State Diversification at August 31, 2024 is based on the holdings of the Portfolio.